Indebtedness	12 Months Ended
Dec. 31, 2012
Indebtedness
7.	Indebtedness

The following table provides details of the Company’s indebtedness as of December 31, 2012:

Property and Related Loan	Outstanding Principal Balance (in millions)		Interest Rate	Payment Terms	Maturity Date(1)(17)	Collateral (in millions)
Long Point Property Mortgage Construction Loan(1)(2)	$21.2	(3)	LIBOR plus 2.5%, adjusted monthly, with an all-in interest rate floor of 3.25% per annum	Monthly interest only payments through 5/20/14. If extended, then P&I monthly installments calculated based on a 30-year amortization	05/20/14 (plus two additional 12-month extensions)	$28.8
Gwinnett Center Mortgage Loan(4)	7.7	(5)	Variable adjusted to the greater of (i) 4.95% or (ii) LIBOR+ 3.50% per annum(6)	Monthly interest only payments through 10/17/14. If extended for 2 years, then monthly installments of $17,050 P&I, until maturity.	10/17/14 (plus one additional 24- month extension)	$11.4
Whitehall Property Mortgage Construction Loan(1)(7)	12.2	(8)	LIBOR+ 2.25% per annum, adjusted monthly	Monthly interest only payments through 2/24/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	2/24/15 (plus two additional 12-month extensions)	$23.6
Crosstown Property Mortgage Construction Loan (1)(9)	3.4	(10)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 3/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	3/27/15 (plus two additional 12-month extensions)	$16.5
Circle Alexander Village Property Mortgage Construction Loan (1)(11)	—	(12)	LIBOR plus 2.5%, adjusted monthly	Monthly interest only payments through 11/27/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/27/15 (plus two additional 12-month extensions)	$4.1
Aura Castle Hills Property Mortgage Construction Loan (1)(13)	—	(14)	LIBOR plus 2.6%, adjusted monthly	Monthly interest only payments through 11/30/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	11/30/15 (plus two additional 12 - month extensions)	$7.0
Aura Grand Corner Property Mortgage Construction Loan (1)(15)	—	(16)	Lender’s prime rate or LIBOR plus 2.75%, adjusted monthly	Monthly interest only payments through 12/20/15. If extended, then P&I monthly installments calculated based on a 30-year amortization	12/20/15 (plus two additional 12- month extensions)	$4.7

Total	$44.5					$96.1

FOOTNOTES:

(1)	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
(2)	Principals of an affiliate of the Company’s co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
(3)	The principal amount available for construction draws under the loan is $21.4 million.
(4)	The borrower is a subsidiary of the Company’s operating partnership. The loan may be prepaid in full or in part at any time without penalty.
(5)	The total principal amount of the loan available for borrowing is $11.2 million. At the closing of the acquisition of Gwinnett Center, a portion of the purchase price was funded from a $7.0 million draw on the loan. The remaining funds available under the loan of approximately $3.5 million are expected to be used to fund capital improvements and future leasing commissions and tenant improvements for leases meeting certain requirements.

(6)	The interest rate is subject to reduction to the greater of (i) 4.20% or (ii) LIBOR plus 3.50% per annum if a minimum debt service coverage ratio is attained. The interest rate is also subject to an increase of 0.30% if the Company maintains less than $0.8 million in a deposit account with the lender.
(7)	Certain affiliates of the Company’s co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
(8)	The principal amount available for certain development costs and construction costs under the loan is $22.3 million.
(9)	Certain affiliates of the Company’s co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
(10)	The principal amount available for certain development costs and construction costs under the loan is $26.7 million.
(11)	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company’s co-venture partner have provided the lender with completion and repayment guarantees.
(12)	The principal amount available for certain development costs and construction costs under the loan is $25.0 million.
(13)	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(14)	The principal amount available for certain development costs and construction costs under the loan is $24.4 million.
(15)	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company’s co-venture partner has provided the lender with completion and repayment guarantees.
(16)	The principal amount available for certain development costs and construction costs under the loan is $21.5 million.
(17)	Represents the initial maturity date. The maturity date may be extended beyond the date shown.

Certain of the Company’s loan documents contain customary affirmative, negative and financial covenants, including, debt service coverage ratio, interest coverage ratio, loan to value ratio and liquidation compliance. These covenant requirements are effective after the respective property is operational.

Maturities of indebtedness for the next five years and thereafter, in aggregate, assuming the terms of the loans are not extended, were the following as of December 31, 2012:

2013	$—
2014	28,972,744
2015	15,506,906
2016	—
2017	—
Thereafter	—

$44,479,650

The estimated fair market value and carrying value of the Company’s debt were approximately $44.9 million and $44.5 million, respectively, as of December 31, 2012. As of December 31, 2011, the estimated fair market value of the Company’s debt approximated its carrying value of $7.2 million. The estimated fair market value of the Company’s debt was determined based upon then-current rates and spreads the Company would expect to obtain for similar borrowings. Because this methodology includes inputs that are less observable by the public and are not necessarily reflected in active markets, the measurement of the estimated fair values related to the Company’s mortgage and construction notes payable are categorized as Level 3 on the three-level valuation hierarchy used for GAAP. The estimated fair values of accounts payable and accrued expenses approximated the carrying values as of December 31, 2012 and 2011 because of the relatively short maturities of the obligations.